STOCKHOLDERS' EQUITY - Preferred Stock (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2016 shares
Class of Stock [Line Items]
Preferred Stock, Shares Issued | shares			0	260,582,311
Preferred stock par value | $ / shares			$ 0.0001	$ 0.0001
Series C Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Issued | shares	20,949,454			62,492,367	962,298
Preferred stock price per share | $ / shares	$ 3.50			$ 3.34
Proceeds from issuance of preferred stock | $	$ 70.0
Founders Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Issued | shares				484,912		1,788,375
Preferred stock price per share | $ / shares				$ 0.00
Series B Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Issued | shares		76,010		97,945,845
Preferred stock price per share | $ / shares				$ 0.91
Reverse stock split ratio		0.111
Series A-1 Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Issued | shares				10,902,512
Preferred stock price per share | $ / shares				$ 0.10